FIXED ASSETS - NET	12 Months Ended
Dec. 31, 2012
FIXED ASSETS - NET

7. FIXED ASSETS — NET

Fixed assets consist of the following:

	As of December 31,
	2011	2012	2012
	(RMB’000)	(RMB’000)	(US$’000)

Buildings	825,820	1,181,044	189,571
Plant and machinery	2,977,450	3,787,272	607,899
Furniture, fixtures and office equipment	75,147	83,330	13,375
Computer software	15,812	28,107	4,512
Motor vehicles	17,442	16,778	2,692
Leasehold improvement	6,352	562	90

	3,918,023	5,097,093	818,139
Less: Accumulated depreciation	(643,975)	(990,487)	(158,984)

	3,274,048	4,106,606	659,155
Construction-in-progress	1,441,914	673,267	108,067

	4,715,962	4,779,873	767,222

Depreciation expense amounted to RMB182,490,000, RMB213,146,000 and RMB366,111,000 (US$58,764,867) for the years ended December 31, 2010, 2011 and 2012, respectively.

As of December 31, 2011, buildings with a net book value of RMB28,668,000 were pledged for short-term bank borrowings of RMB315,477,000, and long-term bank borrowings of RMB126,018,000 (Note 11). As of December 31, 2012, buildings with a net book value of RMB109,386,000 (US$17,557,664), and plant and machinery with a net book value of RMB364,783,000 (US$58,551,709), were pledged for short-term bank borrowings of RMB498,148,000 (US$79,958,267), and long-term bank borrowings of RMB1,169,480,000 (US$187,714,483) (Note 11).